Shareholder Report, Line Graph (Details) 74200178400_Putnam Small Cap Value Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 22,710	$ 20,837	$ 19,140	$ 19,973	$ 17,120	$ 12,168	$ 13,585	$ 14,093	$ 13,788	$ 10,000	$ 25,825
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	34,806	29,613	23,027	25,049	22,307	16,484	15,419	14,678	12,629	10,000	$ 40,728
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index
Accumulated Value	$ 22,513	$ 20,927	$ 19,815	$ 20,727	$ 19,437	$ 13,779	$ 15,191	$ 14,547	$ 14,129	$ 10,000	$ 28,130